Pension and Other Post-Retirement Benefits - Projected benefit obligations, the plan assets, and the funded status (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Change in benefit obligation
Projected benefit obligation at beginning of year			$ 14,486	$ 14,258	$ 14,258	$ 13,621
Service costs	$ 220	$ 222	441	444	888	442
Interest cost	$ 80	$ 71	158	142	283	168
Plan participant contributions					109
Actuarial (gain)/losses					29	(640)
Divestiture					(138)
Benefit payments					(274)	(123)
Expenses paid from assets					(35)
Effect of foreign currency translation					(634)	790
Projected benefit obligation at end of year					14,486	14,258
Change in plan assets
Fair value of plan assets at beginning of year			$ 5,184	$ 5,062	5,062	5,062
Actual return on plan assets					95
Plan participant contributions					109
Employer contributions					460	123
Benefit payments					(274)	(123)
Expenses paid from assets					35
Effect of foreign currency translation					(233)
Fair value of plan assets at end of year					5,184	5,062
Unfunded status					$ (9,302)	$ (9,196)